Consolidated Quarterly Data	12 Months Ended
Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Consolidated Quarterly Data (Unaudited)

Consolidated Quarterly Data (Unaudited)

	2016
	Q1	Q2	Q3	Q4
Net Sales	$179,864	$216,828	$200,134	$211,746
Gross Profit	77,502	95,289	85,295	93,509
Net Earnings	4,439	15,328	11,477	15,370
Basic Earnings per Share	$0.25	$0.88	$0.66	$0.88
Diluted Earnings per Share	$0.25	$0.85	$0.64	$0.85

	2015
	Q1	Q2	Q3	Q4
Net Sales	$185,740	$215,404	$204,802	$205,853
Gross Profit	78,081	95,033	88,657	87,289
Net Earnings (Loss)	5,026	14,817	(951)	13,196
Basic Earnings (Loss) per Share	$0.27	$0.81	$(0.05)	$0.74
Diluted Earnings (Loss) per Share	$0.27	$0.79	$(0.05)	$0.73

The summation of quarterly data may not equate to the calculation for the full fiscal year as quarterly calculations are performed on a discrete basis.
Regular quarterly dividends aggregated to $0.81 per share in 2016, or $0.20 per share per for the first three quarters of 2016 and $0.21 per share for the last quarter of 2016, and $0.80 per share in 2015, or $0.20 per share per quarter.